Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SSGA Active Trust
Entity Central Index Key	0001516212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000256834
Shareholder Report [Line Items]
Fund Name	SPDR Bridgewater All Weather ETF
Trading Symbol	ALLW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Bridgewater All Weather ETF (the "Fund") for the period of March 6, 2025 (commencement of operations) through April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bridgewater All Weather ETF	$12	0.79%Footnote Reference*

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.79%	[1]
AssetsNet	$ 186,991,401
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 4/30/2025

Total Net Assets$186,991,401 Number of Portfolio Holdings61 Portfolio Turnover Rate0%
Holdings [Text Block]

Top Security Types

Asset	%
Short-Term Investments	38.0%
U.S. Treasury Obligations	37.8%
Mutual Funds and Exchange Traded Products	20.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
SPDR Portfolio S&P 500 ETF	13.9%
U.S. Treasury Bills, 4.21%, due 07/10/25	5.5%
SPDR Portfolio Emerging Markets ETF	4.3%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.7%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.6%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 01/15/33	3.3%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 07/15/32	3.2%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	3.0%
U.S. Treasury Inflation-Indexed Notes, 1.38%, due 07/15/33	2.8%
SPDR S&P China ETF	2.5%

C000253656
Shareholder Report [Line Items]
Fund Name	SPDR Galaxy Digital Asset Ecosystem ETF
Trading Symbol	DECO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Galaxy Digital Asset Ecosystem ETF (the "Fund") for the period of November 1, 2024 through April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Galaxy Digital Asset Ecosystem ETF	$29	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.65%	[2]
AssetsNet	$ 7,404,772
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 4/30/2025

Total Net Assets$7,404,772 Number of Portfolio Holdings25 Portfolio Turnover Rate97%
Holdings [Text Block]

Top Ten Industries

Industry	%
Software	34.2%
Capital Markets	17.1%
Mutual Funds and Exchange Traded Products	12.6%
Financial Services	11.2%
Semiconductors & Semiconductor Equipment	5.3%
Banks	4.2%
Electrical Equipment	3.3%
Electronic Equipment, Instruments & Components	2.5%
Technology Hardware, Storage & Peripherals	2.2%
Interactive Media & Services	2.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Core Scientific, Inc.	12.7%
iShares Bitcoin Trust ETF	12.6%
Cipher Mining, Inc.	8.6%
Coinbase Global, Inc., Class A	6.5%
Riot Platforms, Inc.	6.0%
Robinhood Markets, Inc., Class A	5.0%
Cleanspark, Inc.	4.4%
JPMorgan Chase & Co.	4.2%
Mastercard, Inc., Class A	4.2%
Visa, Inc., Class A	4.2%

C000253658
Shareholder Report [Line Items]
Fund Name	SPDR Galaxy Hedged Digital Asset Ecosystem ETF
Trading Symbol	HECO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Galaxy Hedged Digital Asset Ecosystem ETF (the "Fund") for the period of November 1, 2024 through April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Galaxy Hedged Digital Asset Ecosystem ETF	$40	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.87%	[3]
AssetsNet	$ 52,254,530
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 4/30/2025

Total Net Assets$52,254,530 Number of Portfolio Holdings61 Portfolio Turnover Rate97%
Holdings [Text Block]

Top Ten Industries

Industry	%
Software	34.4%
Capital Markets	16.9%
Mutual Funds and Exchange Traded Products	12.7%
Financial Services	11.3%
Semiconductors & Semiconductor Equipment	5.4%
Banks	4.3%
Electrical Equipment	3.2%
Electronic Equipment, Instruments & Components	2.5%
Technology Hardware, Storage & Peripherals	2.5%
Interactive Media & Services	2.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Core Scientific, Inc.	12.7%
iShares Bitcoin Trust ETF	12.7%
Cipher Mining, Inc.	8.7%
Coinbase Global, Inc., Class A	6.3%
Riot Platforms, Inc.	6.0%
Robinhood Markets, Inc., Class A	5.0%
Cleanspark, Inc.	4.4%
JPMorgan Chase & Co.	4.3%
Mastercard, Inc., Class A	4.3%
Visa, Inc., Class A	4.3%

C000253657
Shareholder Report [Line Items]
Fund Name	SPDR Galaxy Transformative Tech Accelerators ETF
Trading Symbol	TEKX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Galaxy Transformative Tech Accelerators ETF (the "Fund") for the period of November 1, 2024 through April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Galaxy Transformative Tech Accelerators ETF	$28	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.65%	[4]
AssetsNet	$ 1,363,120
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 4/30/2025

Total Net Assets$1,363,120 Number of Portfolio Holdings28 Portfolio Turnover Rate79%
Holdings [Text Block]

Top Ten Industries

Industry	%
Software	33.1%
Electrical Equipment	14.4%
Financial Services	7.7%
Capital Markets	5.2%
Electric Utilities	5.0%
Specialized REITs	4.5%
Multi-Utilities	3.9%
Oil, Gas & Consumable Fuels	3.6%
Semiconductors & Semiconductor Equipment	3.0%
Electronic Equipment, Instruments & Components	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Core Scientific, Inc.	11.5%
Cipher Mining, Inc.	9.1%
Riot Platforms, Inc.	6.0%
Coinbase Global, Inc., Class A	5.2%
NRG Energy, Inc.	5.0%
Equinix, Inc.	4.5%
Visa, Inc., Class A	4.2%
Hubbell, Inc.	4.1%
Public Service Enterprise Group, Inc.	3.9%
Exxon Mobil Corp.	3.6%

C000255285
Shareholder Report [Line Items]
Fund Name	SPDR SSGA IG Public & Private Credit ETF
Trading Symbol	PRIV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR SSGA IG Public & Private Credit ETF (the "Fund") for the period of February 27, 2025 (commencement of operations) through April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA IG Public & Private Credit ETF	$12	0.70%Footnote Reference*

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.70%	[5]
AssetsNet	$ 55,114,296
Holdings Count | Holding	148
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 4/30/2025

Total Net Assets$55,114,296 Number of Portfolio Holdings148 Portfolio Turnover Rate5%
Holdings [Text Block]

Top Ten Industries

Industry	%
U.S. Government Agency Obligations	21.6%
Asset-Backed Securities	7.8%
U.S. Treasury Obligations	6.9%
Investment Company Security	6.6%
Mortgage-Backed Securities	5.4%
Banks	5.2%
Electric	4.9%
Commercial Mortgage-Backed Securities	3.3%
Semiconductors	2.2%
Insurance	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Federal Home Loan Mortgage Corp., 2.50%, due 05/01/51	8.7%
Federal National Mortgage Association, 3.00%, due 04/01/52	8.1%
Federal National Mortgage Association, 3.00%, due 03/01/52	4.8%
U.S. Treasury Bonds, 4.63%, due 02/15/55	2.8%
AP Grange Holdings, 6.50%, due 03/20/45	2.7%
U.S. Treasury Notes, 4.63%, due 02/15/35	2.4%
Bank, Class A4, 3.92%, due 04/15/65	1.7%
U.S. Treasury Notes, 4.13%, due 01/31/27	1.6%
Bank, Class AS, 2.84%, due 01/15/63	1.6%
RR 27 Ltd., Class C2, 10.18%, due 10/15/35	1.4%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.